Schedule of Investments(a)
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.88%
Aerospace & Defense–3.44%
Airbus S.E. (France)	274,000	$38,736,839
L3Harris Technologies, Inc.	35,000	7,266,000
Lockheed Martin Corp.	40,700	14,740,319
Teledyne Technologies, Inc.(b)	76,100	22,166,408
		82,909,566
Agricultural & Farm Machinery–0.38%
Deere & Co.	55,000	9,110,750
Application Software–4.89%
Adobe, Inc.(b)	52,000	15,540,720
RealPage, Inc.(b)	321,300	20,074,824
salesforce.com, inc.(b)	378,000	58,401,000
Trade Desk, Inc. (The), Class A(b)	90,500	23,829,555
		117,846,099
Asset Management & Custody Banks–2.02%
Apollo Global Management LLC, Class A	511,500	16,879,500
Ares Management Corp., Series A	900,000	26,325,000
Legg Mason, Inc.	150,000	5,649,000
		48,853,500
Biotechnology–0.51%
Alnylam Pharmaceuticals, Inc.(b)	66,000	5,120,940
Bluebird Bio, Inc.(b)	20,000	2,624,600
Moderna, Inc.(b)(c)	170,000	2,227,000
Sage Therapeutics, Inc.(b)	14,000	2,244,760
		12,217,300
Cable & Satellite–1.28%
Altice USA, Inc., Class A	611,000	15,769,910
Charter Communications, Inc., Class A(b)	25,000	9,634,500
DISH Network Corp., Class A(b)	160,521	5,435,241
		30,839,651
Commodity Chemicals–0.50%
Westlake Chemical Corp.	180,000	12,162,600
Consumer Electronics–1.33%
Sony Corp. (Japan)	566,000	32,145,630
Data Processing & Outsourced Services–9.33%
Fidelity National Information Services, Inc.	274,001	36,510,615
Mastercard, Inc., Class A	374,000	101,828,980
PayPal Holdings, Inc.(b)	341,000	37,646,400
Visa, Inc., Class A	275,000	48,950,000
		224,935,995
Shares		Value
Diversified Support Services–1.54%
Cintas Corp.	101,400	$26,408,616
IAA, Inc.(b)	230,000	10,752,500
		37,161,116
Environmental & Facilities Services–2.13%
Casella Waste Systems, Inc., Class A(b)	336,661	14,678,419
Clean Harbors, Inc.(b)	172,265	13,403,940
Waste Connections, Inc.	79,865	7,245,353
Waste Management, Inc.	138,000	16,146,000
		51,473,712
Financial Exchanges & Data–0.88%
Intercontinental Exchange, Inc.	134,000	11,773,240
London Stock Exchange Group PLC (United Kingdom)	110,616	8,924,202
S&P Global, Inc.	2,200	538,890
		21,236,332
Health Care Equipment–3.93%
Baxter International, Inc.	231,200	19,413,864
Boston Scientific Corp.(b)	576,950	24,497,297
Intuitive Surgical, Inc.(b)	40,000	20,780,400
Teleflex, Inc.	88,800	30,168,912
		94,860,473
Health Care Services–0.81%
LHC Group, Inc.(b)	155,000	19,619,900
Home Improvement Retail–3.40%
Home Depot, Inc. (The)	146,000	31,198,740
Lowe’s Cos., Inc.	500,490	50,749,686
		81,948,426
Hotels, Resorts & Cruise Lines–1.97%
Norwegian Cruise Line Holdings Ltd.(b)	725,000	35,844,000
Royal Caribbean Cruises Ltd.	100,000	11,634,000
		47,478,000
Industrial Conglomerates–0.48%
Roper Technologies, Inc.	31,900	11,600,435
Industrial Gases–0.17%
Linde PLC (United Kingdom)	21,252	4,065,083
Industrial Machinery–0.34%
Stanley Black & Decker, Inc.	55,500	8,191,245
Interactive Home Entertainment–6.81%
Activision Blizzard, Inc.	786,400	38,329,136
Electronic Arts, Inc.(b)	298,800	27,639,000
Nintendo Co., Ltd. (Japan)	114,500	41,949,494
Sea Ltd., ADR (Thailand)(b)	701,000	24,605,100

See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Shares		Value
Interactive Home Entertainment–(continued)
Take-Two Interactive Software, Inc.(b)	259,000	$31,732,680
		164,255,410
Interactive Media & Services–10.42%
Alphabet, Inc., Class A(b)	650	791,830
Alphabet, Inc., Class C(b)	112,800	137,241,504
Facebook, Inc., Class A(b)	582,918	113,220,163
		251,253,497
Internet & Direct Marketing Retail–12.32%
Alibaba Group Holding Ltd., ADR (China)(b)	327,355	56,668,424
Amazon.com, Inc.(b)	117,616	219,563,196
Booking Holdings, Inc.(b)	11,150	21,035,702
		297,267,322
Investment Banking & Brokerage–0.68%
Goldman Sachs Group, Inc. (The)	33,000	7,264,290
LPL Financial Holdings, Inc.	110,000	9,225,700
		16,489,990
Life Sciences Tools & Services–3.52%
Avantor, Inc.(b)	400,000	7,036,000
Illumina, Inc.(b)	139,863	41,872,185
PRA Health Sciences, Inc.(b)	94,157	9,407,226
Thermo Fisher Scientific, Inc.	95,551	26,532,602
		84,848,013
Managed Health Care–2.36%
Humana, Inc.	27,000	8,012,250
UnitedHealth Group, Inc.	196,500	48,930,465
		56,942,715
Movies & Entertainment–1.23%
IMAX Corp.(b)	386,577	8,485,365
Netflix, Inc.(b)	38,042	12,287,186
Vivendi S.A. (France)	320,000	8,894,122
		29,666,673
Oil & Gas Exploration & Production–0.81%
Viper Energy Partners L.P.	604,450	19,499,557
Oil & Gas Refining & Marketing–0.60%
Marathon Petroleum Corp.	128,000	7,217,920
PBF Energy, Inc., Class A	263,400	7,356,762
		14,574,682
Packaged Foods & Meats–4.04%
Conagra Brands, Inc.	400,000	11,548,000
Lamb Weston Holdings, Inc.	223,500	15,001,320
Mondelez International, Inc., Class A	245,343	13,123,397
Mowi ASA (Norway)	483,500	11,623,881
Nomad Foods Ltd. (United Kingdom)(b)	195,000	4,342,650
Tyson Foods, Inc., Class A	525,000	41,737,500
		97,376,748
Shares		Value
Pharmaceuticals–1.21%
Elanco Animal Health, Inc.(b)	104,000	$3,427,840
Zoetis, Inc.	225,000	25,850,250
		29,278,090
Railroads–1.06%
Kansas City Southern	126,000	15,591,240
Union Pacific Corp.	56,000	10,077,200
		25,668,440
Regional Banks–0.31%
SVB Financial Group(b)	32,000	7,423,040
Reinsurance–0.20%
Reinsurance Group of America, Inc.	30,500	4,755,560
Restaurants–0.31%
Restaurant Brands International, Inc. (Canada)(c)	100,000	7,370,000
Semiconductor Equipment–2.08%
Applied Materials, Inc.	529,092	26,121,272
ASML Holding N.V., New York Shares (Netherlands)	108,300	24,130,323
		50,251,595
Semiconductors–3.23%
NVIDIA Corp.	51,300	8,655,336
QUALCOMM, Inc.	248,000	18,143,680
Semtech Corp.(b)	415,000	21,941,050
Silicon Motion Technology Corp., ADR (Taiwan)	804,000	29,104,800
		77,844,866
Specialized Consumer Services–0.37%
Service Corp. International	195,000	8,997,300
Specialized REITs–0.21%
Crown Castle International Corp.	18,000	2,398,680
SBA Communications Corp., Class A	10,500	2,576,805
		4,975,485
Specialty Chemicals–0.45%
Sherwin-Williams Co. (The)	21,000	10,773,840
Systems Software–5.55%
Microsoft Corp.	606,808	82,689,726
Palo Alto Networks, Inc.(b)	133,500	30,243,090
ServiceNow, Inc.(b)	75,600	20,970,684
		133,903,500
Technology Hardware, Storage & Peripherals–2.08%
Apple, Inc.	235,400	50,149,616
Trucking–0.70%
Lyft, Inc., Class A(b)(c)	164,000	9,982,680
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Shares		Value
Trucking–(continued)
Uber Technologies, Inc.(b)(c)	163,000	$6,868,820
		16,851,500
Total Common Stocks & Other Equity Interests (Cost $1,356,512,444)		2,409,073,252
Money Market Funds–0.09%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)	763,222	763,222
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)	544,937	545,155
Invesco Treasury Portfolio, Institutional Class, 2.15%(d)	872,254	872,254
Total Money Market Funds (Cost $2,180,631)		2,180,631
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $1,358,693,075)		2,411,253,883
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.75%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	13,555,133	$13,555,133
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	4,516,571	4,518,378
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,073,421)		18,073,511
TOTAL INVESTMENTS IN SECURITIES–100.72% (Cost $1,376,766,496)		2,429,327,394
OTHER ASSETS LESS LIABILITIES–(0.72)%		(17,370,521)
NET ASSETS–100.00%		$2,411,956,873
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of July 31, 2019, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Summit Fund